Share Capital and Equity Reserve - Summary of Information About Stock Options Issued and Exercisable (Parenthetical) (Detail)	Jun. 30, 2021 $ / shares
Bottom of range [member] | $6.03 — $8.41 [member]
Disclosure Of Information About Stock Options Issued And Exercisable [Line Items]
Range of exercise prices	$ 6.03
Bottom of range [member] | $8.42 — $9.16 [member]
Disclosure Of Information About Stock Options Issued And Exercisable [Line Items]
Range of exercise prices	8.42
Top of range [member] | $6.03 — $8.41 [member]
Disclosure Of Information About Stock Options Issued And Exercisable [Line Items]
Range of exercise prices	8.41
Top of range [member] | $8.42 — $9.16 [member]
Disclosure Of Information About Stock Options Issued And Exercisable [Line Items]
Range of exercise prices	$ 9.16